GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            Maxim Series Account MVP
                            Annual Report Form N-30D
                          File Nos. 33-82610, 811-03249

        The information required to be contained in this report for the period ending December 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000009

Maxim Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000004

Maxim Bond Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000026

Maxim Stock Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000016

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000007

Maxim Index 600 Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000020

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000019

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000015

Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000018

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000005

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000013

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000006

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000017

Maxim Value Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000023

Maxim Growth Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000024

Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000010

Maxim T. Rowe Price MidCap Growth
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 27, 2003
Accession No. 0000356476-03-000022

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted February 28, 2003
Accession No. 0000356476-03-000030

Fidelity Variable Insurance Products Fund II:

Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000831016-03-000020